Intangible Assets and Goodwill Gross Carrying Amount of Intangibles and Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gross Carrying Amount [Roll Forward]
Balance at January 1	$ 1,516	$ 1,469
Acquisitions	384	12
Foreign currency translation and other	(118)	35
Balance at December 31	$ 1,782	$ 1,516